Other income - Schedule of other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of other income [Line Items]
Interest and other income	$ 71,976	$ 32,723	$ 156,023	$ 65,985
Other income (loss)	81,124	41,090	174,541	83,467
Management fees
Schedule of other income [Line Items]
Management fees	$ 9,148	$ 8,367	$ 18,518	$ 17,482